Benefit Plans - Plans with PBO and ABO in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
PBO and ABO of all plans that exceeded fair value of plan assets
Projected benefit obligation	$ 203,384	$ 215,684
Accumulated benefit obligation	200,434	212,139
Fair value of plan assets	89,161	96,528
Underfunded portion of PBO/ABO	(114,223)	(119,156)
Pension Plan
PBO and ABO of all plans that exceeded fair value of plan assets
Projected benefit obligation	98,261	105,866
Accumulated benefit obligation	98,261	105,866
Fair value of plan assets	89,161	96,528
Underfunded portion of PBO/ABO	(9,100)	(9,338)
SERP and Directors' Plan
PBO and ABO of all plans that exceeded fair value of plan assets
Projected benefit obligation	105,123	109,818
Accumulated benefit obligation	102,173	106,273
Underfunded portion of PBO/ABO	$ (105,123)	$ (109,818)